FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s assets and liabilities fair value at June 30, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	June 30, 2023
	Level 1	Level 2	Level 3
	(Unaudited)
Assets:
Money market fund	$5	$—	$—
Bank deposits	—	44,856	—
Agency bonds	—	5,742	—
Treasury bills	—	16,862	—
Total	$5	$67,460	$—

Amounts included in:
Cash and cash equivalents	$5	$—	$—
Short-term investments	—	67,460	—
Total	$5	$67,460	$—
NOTE 9. FAIR VALUE MEASUREMENTS (cont.)

	December 31, 2022
	Level 1	Level 2	Level 3
	(Audited)
Assets:
Money market fund	$25,199	$—	$—
Bank deposits	—	25,354	—
Agency bonds	—	35,985	—
Municipal bonds	—	508	—
Commercial paper	—	28,827	—
Treasury bills	—	5,964	—
Total	$25,199	$96,638	$—

Amounts included in:
Cash and cash equivalents	$25,199	$—	$—
Short-term investments	—	96,638	—
Total	$25,199	$96,638	$—